Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Payables [Abstract]
Accrued expenses and other payables
8.	Accrued expenses and other payables
Accrued expenses and other payables mainly represents accrued salaries and other payables for professional fees.